INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
INVESTMENTS
6.	INVESTMENTS

The carrying values of the Company’s investments in the Consolidated Statements of Financial Position as at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018	December 31, 2017
Total short-term investments	$149,090	$—

Investments in private entities	$2,869	$18,473
Investments in associates	975	8,269
Investments held for sale	—	7,006
Total long-term investments	$3,844	$33,748

Income from investments, net in the Consolidated Statements of Operations during the years ended December 31, 2018 and 2017 is as follows:

	Year Ended December 31,
	2018	2017
Short-term investments	$406	$—
Investments in private entities	4,663	2,057
Investments in associates	13,301	256
Gain on sale of investments held for sale	1,500	—
Total	$19,870	$2,313

Short-term investments

The Company has investments in U.S. Treasury bills which are measured at amortized cost. These range in original maturity from three to six months, and bear interest ranging from 2.2% - 2.4%.

Investments in private entities

The Company’s investments in private entities as at December 31, 2018 and December 31, 2017 are as follows:

			Carrying Value		Ownership Interests
Entity Name	Entity Type	State*	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
San Felasco Nurseries, LLC (“SFN”) (1)	Dispensary/Cultivation	FL	$—	$6,714	—%	7%
PWCT (2)	Dispensary	CT	—	1,750	100%	18%
Dixie Brands, Inc. (“Dixie”) (3)	Consumer products	CO	2,317	3,050	3%	7%
NYCANNA (4)	Dispensary/Cultivation	NY	—	6,407	100%	20%
Kalyx Development, Inc. (5)	Real estate development	NY	552	552	9%	14%
			$2,869	$18,473

* State of operations

Investments in private entities are measured at FVTPL and are classified as Level 3 in the fair value hierarchy, with the exception of Dixie, which became Level 1 as a result of their public listing during the year. The following factors were considered in the fair value assessment as at the end of each reporting period:

(1)  In October 2018, the Company resigned as a manager of FLW, a consolidated entity in which the Company owned 44%, which in turn owned 15% of SFN. In connection, the Company exchanged its investment for a note receivable of $2,028 (see Note 7). The Company also issued warrants to FLW and recognized a loss of $1,423, recorded in Income from investments, net in the Consolidated Statements of Operations. The remaining $4,775 interest in FLW was eliminated through de-consolidation of the non-controlling interest in Other equity transactions in the Consolidated Statements of Shareholders’ Equity.

(2) The Company acquired 100% of PWCT during the year ended December 31, 2018 and recognized a gain on the previously-held interest. Refer to Note 4 for additional information.

(3) During the year ended December 31, 2018, Dixie issued additional equity at $9.30 per unit and the Company exercised an option to convert an outstanding promissory note receivable of $200 into additional equity. The Company did not participate in this equity issuance, which diluted the Company’s ownership percentage. The Company adjusts its carrying value based on the stock price at the balance sheet date.

(4) The Company acquired 100% of NYCANNA during the year ended December 31, 2018 and recognized a gain on the previously held interest at the acquisition. Refer to Note 4 for further information. During the year prior to the acquisition, the Company recognized a gain of $6,094 in Income (loss) from investments, net in the Consolidated Statements of Operations, based on the review of comparable market transactions.

This investment represented the Company’s indirect interest in NYCANNA, a medical cannabis license holder in the State of New York formed on November 1, 2016. The Company has a 100% and 80% ownership interest in Impire State Holdings, LLC (“Impire”) as at December 31, 2018 and December 31, 2017, respectively. Prior to the Company’s acquisition of NYCANNA, Impire had a 50% ownership interest in NY Medicinal Research & Caring, LLC (“NYMRC”), which in turn had a 50% ownership interest in NYCANNA. As a result of this structure, Acreage indirectly had a 25% ownership interest in NYCANNA prior to the acquisition and a 20% ownership interest in NYCANNA as at December 31, 2017 and could not exercise significant influence.

(5) The Company reviewed investment-specific financial information provided by the investee as well as comparable market transactions and determined no material change to the investment’s fair value was necessary.

Investments in associates

The Company’s investments in associates as at December 31, 2018 and December 31, 2017, are as follows:

			Carrying Value		Ownership Interests
Entity Name	Entity Type	State*	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
WPMC (1)	Management company	ME	$—	$6,230	97%	39%
NCC	Dispensary	IL	975	961	30%	30%
NorCal (2)	Management company	CA	—	976	100%	45%
PCG (3)	Management company	MA	—	40	—%	20%
PATCC	Management company	NH	—	62	100%	12%
			$975	$8,269

* State of operations

(1) The Company acquired a controlling interest in WPMC during the year ended December 31, 2018 and recognized a gain on the previously held interest. Refer to Note 4 for further information.

(2) The Company acquired 100% of NorCal in November 2018 and recognized a gain on the previously held interest. Refer to Note 5 for additional information.

(3) Upon acquisition of PWC, the Company’s investment in PCG was written off as impaired in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

Investments held for sale

In the fourth quarter of 2017, the Company initiated a plan to sell its equity interest in Compass Ventures, Inc., Greenhouse Compass, LLC, HSGH Properties, LLC and HSGH Properties Union, LLC (together, “Compass”). The entities hold licenses to operate multiple dispensaries and a cultivation facility in the state of Illinois. As at December 31, 2017, the Company owned approximately 47.5% of Compass, with carrying value of $7,006. During 2018, the Company acquired additional interests in Compass for $628 in Subordinate Voting Shares (101 shares, which was recorded in Other equity transactions under Share Reserve in the Consolidated Statements of Shareholders’ Equity) and a $500 note payable and subsequently sold its investment in Compass for cash proceeds of $9,634, recognizing a $1,500 net gain on the sale.